Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 11/25/2022

Collection Period 08/01/2022 - 10/31/2022

SLC Student Loan Receivables I, Inc - Depositor
The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator
Deutsche Bank National Trust Company - Indenture Trustee
Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	07/31/2022	10/31/2022
	Principal Balance	$231,074,858.92	$221,617,898.51
	Interest to be Capitalized Balance	1,756,553.83	2,113,457.97
	Pool Balance	$232,831,412.75	$223,731,356.48
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	- N/A -	- N/A -
	Adjusted Pool (1)	$232,831,412.75	$223,731,356.48
	Weighted Average Coupon (WAC)	5.91%	5.93%
	Weighted Average Remaining Term	183.62	186.14
	Number of Loans	19,456	18,566
	Number of Borrowers	8,827	8,405
	Aggregate Outstanding Principal Balance - Tbill	$8,636,212.15	$8,407,718.98
	Aggregate Outstanding Principal Balance - LIBOR	$224,195,200.60	$215,323,637.50
	Pool Factor	0.290814438	0.279448155
	Since Issued Constant Prepayment Rate	0.15%	0.23%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/25/2022	11/25/2022
	A	78444WAA7	$96,134,088.20	$84,474,587.15

C	Account Balances	08/25/2022	11/25/2022
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	08/25/2022	11/25/2022
	Adjusted Pool Balance	$232,831,412.75	$223,731,356.48
	Total Notes	$96,134,088.20	$84,474,587.15
	Difference	$136,697,324.55	$139,256,769.33
	Parity Ratio	2.42194	2.64850

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

II.	Trust Activity 08/01/2022 through 10/31/2022

A	Student Loan Principal Receipts
	Borrower Principal	1,826,612.08
	Guarantor Principal	750,805.02
	Consolidation Activity Principal	9,298,061.50
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$11,875,478.60
B	Student Loan Interest Receipts
	Borrower Interest	808,356.01
	Guarantor Interest	36,013.99
	Consolidation Activity Interest	580,776.14
	Special Allowance Payments	180,942.48
	Interest Subsidy Payments	121,492.84
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	825.13
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	49,124.89
	Total Interest Receipts	$1,777,531.48
C	Reserves in Excess of Requirement	-
D	Investment Income	$53,738.64
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	$(4,000.00)
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(56,881.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(450,065.42)
	Floor Income Rebate Fees to Dept. of Education	$(537,322.66)
M	AVAILABLE FUNDS	$12,658,479.14
N	Non-Cash Principal Activity During Collection Period	$(2,418,518.19)
O	Non-Reimbursable Losses During Collection Period	$17,489.05
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

III.	2010-01 Portfolio Characteristics

		10/31/2022				07/31/2022
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	3.08%	63	$278,803.43	0.126%	3.07%	63	$278,803.43	0.121%
	GRACE	3.76%	9	$58,599.32	0.026%	3.76%	9	$58,599.32	0.025%
	DEFERMENT	5.90%	1,043	$10,178,194.57	4.593%	5.96%	1,157	$11,627,771.95	5.032%

REPAYMENT:	CURRENT	5.79%	11,992	$139,732,361.09	63.051%	5.77%	13,191	$153,876,074.52	66.591%
	31-60 DAYS DELINQUENT	6.29%	651	$8,701,365.12	3.926%	6.10%	819	$9,730,916.27	4.211%
	61-90 DAYS DELINQUENT	6.08%	394	$5,521,133.78	2.491%	6.26%	634	$7,652,650.71	3.312%
	91-120 DAYS DELINQUENT	6.32%	289	$3,718,621.71	1.678%	6.44%	422	$5,039,344.54	2.181%
	> 120 DAYS DELINQUENT	6.15%	1,233	$12,177,893.86	5.495%	6.35%	858	$10,762,547.50	4.658%

	FORBEARANCE	6.22%	2,758	$40,059,883.41	18.076%	6.25%	2,219	$31,356,670.17	13.570%
	CLAIMS IN PROCESS	6.51%	134	$1,191,042.22	0.537%	6.38%	84	$691,480.51	0.299%

TOTAL			18,566	$221,617,898.51	100.00%		19,456	$231,074,858.92	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

IV.	2010-01 Portfolio Characteristics (cont’d)

	10/31/2022	07/31/2022
Pool Balance	$223,731,356.48	$232,831,412.75
Outstanding Borrower Accrued Interest	$11,848,828.25	$12,490,403.83
Borrower Accrued Interest to be Capitalized	$2,113,457.97	$1,756,553.83
Total # Loans	18,566	19,456
Total # Borrowers	8,405	8,827
Weighted Average Coupon	5.93%	5.91%
Weighted Average Remaining Term m	186.14	183.62
Non-Reimbursable Losses	$17,489.05	$20,585.20
Cumulative Non-Reimbursable Losses	$5,305,746.42	$5,288,257.37
Since Issued Constant Prepayment Rate (CPR)	0.23%	0.15%
Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$2,437,673.11	$1,895,251.15
Borrower Interest Accrued	$3,206,769.09	$3,262,510.44
Interest Subsidy Payments Accrued	$115,298.39	$120,484.16
Special Allowance Payments Accrued	$518,179.72	$250,583.17

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	5.43%	6,153	$24,375,880.90	10.999%
	- GSL - Unsubsidized	5.72%	4,773	33,107,610.80	14.939%
	- PLUS (2) Loans	8.40%	129	3,240,278.66	1.462%
	- SLS (3) Loans	6.21%	174	1,890,932.17	0.853%
	- Consolidation Loans	6.00%	7,337	159,003,195.98	71.747%
	Total	5.93%	18,566	$221,617,898.51	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	5.72%	9,172	$53,973,673.77	24.354%
	- Two Year	5.91%	1,731	7,109,761.46	3.208%
	- Technical	6.48%	321	1,514,432.14	0.683%
	- Other	5.99%	7,342	159,020,031.14	71.754%
	Total	5.93%	18,566	$221,617,898.51	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$12,658,479.14
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$12,638,479.14
B	Primary Servicing Fee	$27,755.00	$12,610,724.14
C	Class A Noteholders’ Interest Distribution Amount	$951,223.09	$11,659,501.05
D	Class A Noteholders’ Principal Distribution Amount	-	$11,659,501.05
E	Reserve Account Reinstatement	-	$11,659,501.05
F	Additional Principal Distribution Amount	$11,659,501.05	-
G	Carryover Servicing Fee	-	-
H	Unpaid Expenses of The Trustees + Irish Exchange	-	-
I	Excess Distribution Certificateholder	-	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$96,134,088.20
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2022
Accrual Period End	11/25/2022
Daycount Fraction	0.25555556
Interest Rate*	3.87186%
Accrued Interest Factor	0.009894753
Current Interest Due	$951,223.09
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$951,223.09
Interest Paid	$951,223.09
Interest Shortfall	-
Principal Paid	$11,659,501.05
Ending Principal Balance	$84,474,587.15
Paydown Factor	0.013636843
Ending Balance Factor	0.098800687

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$96,134,088.20
	Adjusted Pool Balance	$223,731,356.48
	Overcollateralization Amount	$15,661,194.95
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$11,659,501.05

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2022 - 10/31/2022, Distribution Date 11/25/2022